PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 872,388,811	$ 798,221,259	$ 716,379,127
Additions	290,170,447	197,500,539	167,792,217
Right-of use additions	12,348,946	25,119,021	5,883,061
Disposals	(8,133,371)	(1,949,413)	(2,923,921)
Depreciation expense	(126,972,552)	(96,721,061)	(104,975,496)
Amortization	(16,452,010)	(11,005,033)	(9,993,249)
Increase (decrease) due to foreign currency translation differences	101,407,226	(25,158,783)	36,029,318
Other increase (decrease)	(26,983,925)	(13,617,718)	(9,969,798)
Total movements	225,384,761	74,167,552	81,842,132
Ending balance	1,097,773,572	872,388,811	798,221,259
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	96,126,388	49,169,567	56,280,594
Additions	176,217,015	100,905,107	75,269,957
Disposals			(32,456)
Transfers between items of Property, plant and equipment	(134,329,091)	(57,285,699)	(84,598,804)
Increase (decrease) due to foreign currency translation differences	13,620,466	95,202	4,263,117
Other increase (decrease)	(23,418,980)	3,242,211	(2,012,841)
Total movements	32,089,410	46,956,821	(7,111,027)
Ending balance	128,215,798	96,126,388	49,169,567
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	115,737,432	104,906,878	101,286,107
Additions		11,316,009
Disposals	(127,759)
Transfers between items of Property, plant and equipment	3,713,656		159,232
Increase (decrease) due to foreign currency translation differences	4,572,618	(485,959)	3,461,539
Other increase (decrease)		504
Total movements	8,158,515	10,830,554	3,620,771
Ending balance	123,895,947	115,737,432	104,906,878
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	225,632,198	220,452,589	203,343,125
Additions	4,864,795	1,266,472	867,990
Disposals	(833,890)	(6,707)	(16,174)
Transfers between items of Property, plant and equipment	43,572,212	9,985,619	10,014,587
Depreciation expense	(10,722,943)	(9,175,999)	(8,477,029)
Increase (decrease) due to foreign currency translation differences	20,338,726	(4,295,531)	11,105,445
Other increase (decrease)	(126,020)	7,405,755	3,614,645
Total movements	57,092,880	5,179,609	17,109,464
Ending balance	282,725,078	225,632,198	220,452,589
Plant and equipment, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	214,975,672	194,082,859	169,651,555
Additions	22,486,660	37,341,985	21,280,010
Disposals	(297,450)	(292,766)	(538,429)
Transfers between items of Property, plant and equipment	62,388,806	21,285,201	33,485,897
Depreciation expense	(38,015,053)	(29,999,476)	(35,372,214)
Increase (decrease) due to foreign currency translation differences	13,733,575	(2,173,388)	7,324,221
Other increase (decrease)	3,263,166	(5,268,743)	(1,748,181)
Total movements	63,559,704	20,892,813	24,431,304
Ending balance	278,535,376	214,975,672	194,082,859
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	9,422,508	7,735,547	5,613,217
Additions	2,277,835	1,081,074	922,233
Disposals	(7,002)	(1,365)	(15,105)
Transfers between items of Property, plant and equipment	2,145,890	2,279,728	3,487,406
Depreciation expense	(3,989,250)	(3,048,237)	(2,641,086)
Increase (decrease) due to foreign currency translation differences	1,036,332	311,883	43,790
Other increase (decrease)	(226,710)	1,063,878	325,092
Total movements	1,237,095	1,686,961	2,122,330
Ending balance	10,659,603	9,422,508	7,735,547
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	15,531,067	25,741,063	23,099,121
Additions	304,637	6,248	74,995
Disposals	(118,918)
Transfers between items of Property, plant and equipment	8,391,578	2,148,709	3,384,472
Depreciation expense	(3,348,747)	(1,903,192)	(3,365,827)
Increase (decrease) due to foreign currency translation differences	6,980,916	(3,243,921)	1,282,713
Other increase (decrease)		(7,217,840)	1,265,589
Total movements	12,209,466	(10,209,996)	2,641,942
Ending balance	27,740,533	15,531,067	25,741,063
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	33,251,614	31,158,954	19,184,600
Additions	8,265,490	3,804,000	636,420
Disposals	(480,928)	(42,333)	(4,522)
Transfers between items of Property, plant and equipment	1,094,118	2,511,373	16,037,695
Depreciation expense	(6,710,478)	(5,692,021)	(5,524,208)
Increase (decrease) due to foreign currency translation differences	(506,611)	898,032	852,241
Other increase (decrease)	315,858	613,609	(23,272)
Total movements	1,977,449	2,092,660	11,974,354
Ending balance	35,229,063	33,251,614	31,158,954
Leasehold improvements, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	69,034	80,186	113,289
Additions	9,867	22,935	10,275
Transfers between items of Property, plant and equipment	48,874		51,403
Depreciation expense	(31,229)	(46,176)	(68,741)
Increase (decrease) due to foreign currency translation differences	(12,929)	4,474	10,324
Other increase (decrease)	419	7,615	(36,364)
Total movements	15,002	(11,152)	(33,103)
Ending balance	84,036	69,034	80,186
Others
PROPERTY, PLANT AND EQUIPMENT
Opening balance	128,351,543	144,297,623	114,153,544
Additions	75,744,148	41,756,709	68,730,337
Disposals	(6,204,638)	(1,431,798)	(2,249,837)
Transfers between items of Property, plant and equipment	13,194,706	18,399,131	17,940,342
Depreciation expense	(64,154,852)	(46,855,960)	(49,526,391)
Increase (decrease) due to foreign currency translation differences	35,646,625	(16,326,501)	6,450,271
Other increase (decrease)	(7,008,488)	(11,487,661)	(11,200,643)
Total movements	47,217,501	(15,946,080)	30,144,079
Ending balance	175,569,044	128,351,543	144,297,623
Rights-of-use, net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	33,291,355	20,595,993	23,653,975
Right-of use additions	12,348,946	25,119,021	5,883,061
Disposals	(62,786)	(174,444)	(67,398)
Transfers between items of Property, plant and equipment	(220,749)	675,938	37,770
Amortization	(16,452,010)	(11,005,033)	(9,993,249)
Increase (decrease) due to foreign currency translation differences	5,997,508	56,926	1,235,657
Other increase (decrease)	216,830	(1,977,046)	(153,823)
Total movements	1,827,739	12,695,362	(3,057,982)
Ending balance	$ 35,119,094	$ 33,291,355	$ 20,595,993